FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Schedule of fair value liabilities measured on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Securities	$ 3	$ 10
Trading securities	3	10
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Securities	0	0
Trading securities	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Securities	0	0
Trading securities	$ 0	$ 0